Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in GALIC’s Statement of Earnings (dollars in millions):

	2017		2016		2015
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$381		$367		$319

Income taxes at statutory rate	$133	35%	$128	35%	$112	35%
Effect of permanent items	(4)	(1%)	(1)	—%	(4)	(1%)
Effect of change in U.S. corporate tax rate	(24)	(6%)	—	—%	—	—%
Provision for income taxes as shown in the statement of earnings	$105	28%	$127	35%	$108	34%

The Tax Cuts and Jobs Act of 2017 (“TCJA”), which lowers the U.S corporate tax rate to 21% and makes other widespread changes to the U.S. tax code beginning in 2018, was enacted on December 22, 2017. Because the TCJA was enacted in December 2017, GALIC recorded the $24 million decrease in its net deferred tax liability resulting from the changes in the tax code (primarily the lower corporate tax rate applicable to 2018 and future years) in the fourth quarter of 2017.

The TCJA is subject to further clarification and interpretation by the U.S. Treasury Department and the Internal Revenue Service. Accordingly, the adjustment recorded to GALIC’s deferred taxes for the impact of the TCJA should be considered provisional in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 118 (“SAB 118”). Under SAB 118, any changes in deferred taxes resulting from further clarification and interpretation of the TCJA provided during 2018 will be recorded in the period in which the guidance is published.

GALIC’s 2012 — 2017 tax years remain subject to examination by the IRS.

GALIC did not have any earnings or losses subject to tax in a foreign jurisdiction for the years ended December 31, 2017, 2016 and 2015.

The total income tax provision (credit) consists of (in millions):

	2017	2016	2015
Current taxes:
Federal	$183	$185	$133
State	3	4	2
Deferred taxes:
Federal	(57)	(62)	(27)
Impact of change in U.S. corporate tax rate	(24)	—	—
Provision for income taxes	$105	$127	$108

Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the GALIC’s Balance Sheet at December 31 were as follows (in millions):

	2017			2016
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$447	$29	$476	$489	$27	$516
Other, net	15	(3)	12	19	(5)	14
Total deferred tax assets	462	26	488	508	22	530
Deferred tax liabilities:
Investment securities	(9)	(269)	(278)	4	(265)	(261)
Deferred policy acquisition costs	(243)	91	(152)	(375)	96	(279)
Insurance claims and reserves transition liability	(91)	—	(91)	—	—	—
Total deferred tax liabilities	(343)	(178)	(521)	(371)	(169)	(540)
Net deferred tax asset (liability)	$119	$(152)	$(33)	$137	$(147)	$(10)

The likelihood of realizing deferred tax assets is reviewed periodically. There was no valuation allowance against deferred tax assets as of December 31, 2017 and 2016.

GALIC did not have a liability for uncertain tax positions during 2017, 2016 or 2015.

Cash payments for income taxes, net of refunds, were $217 million, $236 million and $100 million for 2017, 2016 and 2015, respectively.